Capital and Reserves	6 Months Ended
Jun. 30, 2021
Capital and reserves [Abstract]
Capital and reserves
5.	Capital and reserves

Share capital

The issued share capital of the Company consisted of:

	Common Shares
	Number
	2021	2020
As of January 1	11,417,159	4,125,949
Common shares issued	2,225,971	933,135
Total, as of June 30	13,643,130	5,059,084

As of June 30, 2021, the par value of the 13,643,130 issued shares amounted to CHF 136,431.30 with a par value of CHF 0.01 for each common share (as of June 30, 2020, the par value of 5,059,084 issued shares amounted to CHF 50,590.84 with a par value of CHF 0.01 for each common share).

Equity Offerings

On June 1, 2021, the company completed the acquisition of Trasir Therapeutics Inc. The upfront acquisition price of USD 2.5 million was paid with 764,370 non-registered common shares at the Reference Price of USD 3.27 to the selling shareholders. In addition, 9,173 non-registered common shares were issued based on the Reference Price to reimburse USD 30,000 in expenses incurred by certain selling Trasir shareholders.

On December 1, 2020, a tranche of the convertible loan provided by FiveT in the amount of CHF 895,455 was converted into 737,000 common shares at a conversion price of USD 1.35. On March 4, 2021, the remaining convertible loan by FiveT in the amount of CHF 604,545 plus accumulated interests of CHF 40,268 was converted into 516,814 common shares at a conversion price of USD 1.35.

On December 3, 2020, the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of USD 4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately USD 7.3 million.

On April 23, 2020, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2020 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. Until June 30, 2021, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1,108,155.

On May 15, 2019, the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately USD 7.6 million, after deducting underwriting discounts and other offering expenses payable by us. As of December 31, 2019, all pre-funded warrants were exercised. In December 2020, 1,263,845 warrants were exercised; the remaining 897,435 warrants were exercised in March 2021.

Related to the May 2019 Registered Offering, the Company had transaction costs amounting to CHF 868,296, which were charged to equity.

On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”). Pursuant to the terms of the A.G.P. Sales Agreement, the Company may offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. Pursuant to the A.G.P. Sales Agreement, the Company may sell common shares up to a maximum aggregate offering price of USD 25.0 million. The related transaction costs of CHF 3,335 for the first six months of 2020 were charged to equity. As of June 30, 2021, the Company has sold 1,758,618 of its common shares for an aggregate offering price of USD 2.9 million pursuant to the A.G.P. Sales Agreement. Until June 30, 2020, the Company had sold 202,806 of its common shares for an aggregate offering price of USD 3.2 million pursuant to the A.G.P. Sales Agreement.

On July 17, 2018 the Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40 each, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants at the time of the July 2018 Registered Offering was CHF 7.80 per common share. In accordance with the terms of certain Series B warrants, the exercise price for certain Series B warrants was reduced in two steps to ultimately CHF 1.47. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us.

The Series B warrants issued in the July 2018 Registered Offering expired on June 18, 2020.

On May 2, 2018 the Company entered into a purchase agreement (the “2018 Commitment Purchase Agreement”) and a registration rights agreement (the “2018 Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to USD 10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of April 7, 2020, the Company has issued 2,820,000 common shares for aggregate proceeds of USD 1.8 million under the 2018 LPC Agreement.

Related to the 2018 Commitment Purchase Agreement with LPC, the Company had transaction costs amounting to CHF 349,907, whereof CHF 252,351 were recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss. As the 2018 Commitment Purchase Agreement with LPC was formally still effective as of June 30, 2020, but no more in use, the company wrote off the corresponding derivative financial instrument.

On January 30, 2018, the Company completed a public offering of 62,499 common shares with a nominal value of CHF 0.40 (pre-2019 Reverse Share Split) each and concurrent offering of 37,499 warrants, each warrant entitling its holder to purchase one common share (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of March 13, 2018, following the consummation of the Merger, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 37,499 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of USD 100.00 per common share.

As of June 30, 2021 the fair value of the warrants issued in the January 2018 Registered Offering amounted to CHF 19,058. Therefore, the fair value increased by the total amount of CHF 12,740 in the first six months of 2021 (fair value as of December 31, 2020: CHF 6,318).

On February 21, 2017, in connection with a public offering of 62,499 common shares, the Company issued 50,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of USD 240 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 7,500 additional common shares and/or 7,500 additional warrants, of which the underwriter partially exercised its option for 6,750 warrants.

As of June 30, 2021, the fair value of the warrants amounted to zero, unchanged from of December 31, 2020 and from December 31, 2019. Since its initial recognition, the fair value decreased by its initial value of CHF 5,091,817, resulting in a gain in the same amount, which was recognized between February 21, 2017 and December 31, 2019.

Issue of common shares upon exercise of options

During the six months ended June 30, 2021, no options were exercised.